ProShares UltraShort Solana ETF Performance Management - ProShares UltraShort Solana ETF	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.